Acquisition of aircraft - Schedule of advanced payments and airctraft acquisition (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Aircraft [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	$ 1,257,929
Aircraft acquisition commitments	14,505,329
Airbus SAS [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	1,183,104
Aircraft acquisition commitments	8,049,841
Year one [member] | Aircraft [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	223,071
Aircraft acquisition commitments	981,054
Year one [member] | Airbus SAS [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	31,048
Aircraft acquisition commitments	14,874
Year two [member] | Aircraft [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	237,970
Aircraft acquisition commitments	2,123,295
Year two [member] | Airbus SAS [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	51,502
Aircraft acquisition commitments	288,716
Year three [member] | Aircraft [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	205,594
Aircraft acquisition commitments	2,407,313
Year three [member] | Airbus SAS [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	93,211
Aircraft acquisition commitments	534,304
Year four [member] | Aircraft [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	210,735
Aircraft acquisition commitments	2,162,148
Year four [member] | Airbus SAS [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	222,771
Aircraft acquisition commitments	135,783
Year five [member] | Aircraft [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	380,559
Aircraft acquisition commitments	6,831,519
Year five [member] | Airbus SAS [member]
Disclosure of fair value measurement of assets [line items]
Advance payments	784,572
Aircraft acquisition commitments	$ 7,076,164